Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Lease Liability Maturity
(In thousands)	2020	2021	2022	2023	2024	Later Years	Total Lease Payments	Less: Imputed Interest	Total
Operating Leases	$29,872	$27,445	$23,540	$21,257	$20,176	$70,842	$193,132	$(27,993)	$165,139
Finance Leases	3,068	3,159	3,252	3,349	3,448	8,220	24,496	(4,686)	19,810

Leases cost
Year ended
(In thousands)	December 31, 2019
Finance lease cost:
Amortization of ROU assets	$1,701
Interest on lease liabilities	1,194
Operating lease cost	30,664
Short-term lease cost	252
Variable lease cost	97
Sublease income	(113)
Total lease cost	$33,795

Leases supplemental information
	Year ended
(Dollars in thousands)	December 31, 2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$30,073
Operating cash flows from finance leases	1,200
Financing cash flows from finance leases	1,726
ROU assets obtained in exchange for new lease obligations:
Operating leases	$28,430
Finance leases	661
Weighted-average remaining lease term:
Operating leases	8.7	years
Finance leases	7.3	years
Weighted-average discount rate:
Operating leases	3.4%
Finance leases	5.9%